Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2023 CNY (¥)
Future lease payments under operating leases
2024	¥ 6,931
2025	5,707
2026	4,736
2027	4,110
2028	3,524
Thereafter	17,717
Total	42,725
Less: imputed interest	(8,510)
Total operating lease liabilities	¥ 34,215